11. INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss carry-forwards	$ 782,300	$ 766,600	$ 763,000
Capital losses	0	5,000	5,000
Office equipment	0	12,500	12,500
Oil and gas properties	1,817,700	1,733,500	1,885,000
Asset retirement obligation	117,800	99,300	89,900
Deferred tax asset	2,717,800	2,616,900	2,755,400
Less: valuation allowance	(2,717,800)	(2,616,900)	(2,755,400)
Deferred tax asset recognized	$ 0	$ 0	$ 0